UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857
                                                     ---------

                Oppenheimer Commodity Strategy Total Return Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                 ---------------   ---------------
WHOLLY-OWNED SUBSIDIARY--25.8%
RAF Fund Ltd.(1) (Cost $254,280,539)                   4,000,000   $   370,745,499

                                                    PRINCIPAL
                                                      AMOUNT
                                                 ---------------
ASSET-BACKED SECURITIES--1.1%
Capital One Prime Auto Receivables Trust,
   Automobile Asset-Backed Certificates,
   Series 2005-1, Cl. A4, 2.508%, 4/15/11(2)     $     5,186,867         5,164,099
Lehman XS Trust, Mtg. Pass-Through
   Certificates, Series 2005-2, Cl. 2A1B,
   5.18%, 8/25/35(2)                                     556,529           553,666
Mastr Asset-Backed Securities Trust 2006-WMC3,
   Mtg. Pass-Through Certificates, Series
   2006-WMC3, Cl. A3, 3.307%, 8/25/36(2)               3,200,000         1,767,773
NC Finance Trust, CMO Pass-Through
   Certificates, Series 1999-I, Cl. ECFD,
   6.368%, 1/25/29(2, 3)                                 405,715            51,729
Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2,
   3.307%, 7/1/36(2)                                   1,822,029         1,721,791
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates,
   Series 2006-KS7, Cl. A2, 3.307%, 9/25/36(2)         6,699,030         6,390,400
Specialty Underwriting & Residential Finance
   Trust, Home Equity Asset-Backed
   Obligations, Series 2005-BC3, Cl. A2B,
   3.457%, 6/25/36(2)                                    394,047           392,462
                                                                   ---------------
Total Asset-Backed Securities (Cost $18,236,636)                        16,041,920

MORTGAGE-BACKED OBLIGATIONS--39.0%

GOVERNMENT AGENCY--23.6%
FHLMC/FNMA/SPONSORED--23.6%
Federal Home Loan Mortgage Corp.:
4.50%, 9/15/18-10/15/18                                1,094,885         1,078,677
6%, 7/15/17                                              992,426         1,010,922
6.50%, 6/15/16-8/15/32                                 4,520,279         4,682,952
8%, 4/1/16                                                65,613            70,108
9%, 8/1/22-5/1/25                                         20,898            23,033
Federal Home Loan Mortgage Corp., Gtd. Real
   Estate Mtg. Investment Conduit Multiclass
   Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                 1,115,682         1,146,253
Series 2002-66, Cl. FG, 4.207%, 9/25/32(2)             1,170,873         1,182,061
Series 2002-84, Cl. FB, 4.207%, 12/25/32(2)            6,164,669         6,129,355
Series 2003-11, Cl. FA, 4.207%, 9/25/32(2)             4,385,683         4,374,714
Series 2080, Cl. C, 6.50%, 8/15/28                     1,983,072         2,053,392
Series 2080, Cl. Z, 6.50%, 8/15/28(4)                  1,083,836         1,122,255
Series 2116, Cl. ZA, 6%, 1/15/29                       5,211,210         5,342,980
Series 2191, Cl. TZ, 7%, 10/15/29                      2,243,381         2,333,781
Series 2341, Cl. FP, 3.388%, 7/15/31(2)                2,540,684         2,493,189
Series 2427, Cl. ZM, 6.50%, 3/15/32                    3,358,400         3,464,357
Series 2436, Cl. MC, 7%, 4/15/32                       1,190,030         1,241,294
Series 2465, Cl. PG, 6.50%, 6/15/32                    5,180,585         5,367,291
Series 2754, Cl. PE, 5%, 2/15/34                       2,735,000         2,549,854
Series 2844, Cl. PE, 5%, 8/15/34                       6,185,000         5,771,136
Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-Backed
   Security, Series 177, Cl. IO,
   12.802%, 7/1/26(5)                                    489,410           108,602


              1 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
GOVERNMENT AGENCY CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
4.50%, 5/25/19                                   $     1,865,990   $     1,833,301
4.50%, 10/1/21(6)                                     35,379,000        34,483,487
5%, 12/25/17-3/1/34                                   37,531,239        37,317,191
5%, 3/1/18-12/1/33(4)                                 39,285,933        38,819,274
5%, 10/1/21(6)                                        29,230,000        29,024,484
5.50%, 11/25/17-5/1/34                                15,838,331        15,927,558
5.50%, 3/25/21-8/25/33(4)                              8,637,128         8,650,643
5.50%, 10/1/23-10/1/38(6)                             21,665,000        21,627,752
6%, 7/25/21-11/1/33                                   35,420,868        36,110,675
6%, 6/25/21-4/25/33(4)                                 7,401,068         7,536,171
6%, 10/1/21(6)                                        14,780,000        15,054,819
6.50%, 5/25/17-1/1/34                                 11,056,429        11,484,159
7%, 11/1/17-4/25/33                                   13,787,059        14,519,550
7%, 10/1/38(6)                                         3,665,000         3,829,925
8.50%, 7/1/32                                             11,660            12,855
Federal National Mortgage Assn., Gtd. Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                3,001,503         3,118,910
Trust 2002-9, Cl. PC, 6%, 3/25/17                      3,410,447         3,519,674
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                      147,014           156,677
Federal National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(5)           10,090,648           656,369
Trust 2006-42, Cl. CI, 28.061%, 6/25/36(5)            14,270,864         1,264,822
Trust 2006-51, Cl. SA, 25.592%, 6/25/36(5)            18,586,997         1,617,532
Trust 294, Cl. 2, 13.912%, 2/1/28(5)                     394,044            99,183
Trust 321, Cl. 2, 11.515%, 4/1/32(5)                   1,788,416           417,750
Trust 331, Cl. 5, 9.395%, 2/1/33(5)                    4,182,731           933,474
Trust 342, Cl. 2, 9.818%, 9/1/33(5)                      115,148            25,948
Trust 346, Cl. 2, 2.956%, 12/1/33(5)                   1,181,093           259,783
                                                                   ---------------
                                                                       339,848,172
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn.,
   8.50%, 8/1/17-12/15/17                                 38,291            41,966

NON-AGENCY--15.4%

COMMERCIAL--8.5%
Banc of America Commercial Mortgage, Inc.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-5, Cl. A2, 5.348%, 10/10/11             5,325,000         5,081,237
Banc of America Funding Corp., Mtg.
   Pass-Through Certificates, Series 2004-2,
   Cl. 2A1, 6.50%, 7/20/32                             1,025,572         1,026,749
Bear Stearns ARM Trust 2005-12, Mtg.
   Pass-Through Certificates, Series 2005-12,
   Cl. 12A1, 5.348%, 2/1/36(2)                         5,346,194         4,351,091


              2 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
NON-AGENCY CONTINUED
COMMERCIAL CONTINUED
Bear Stearns Commercial Mortgage Securities
   Trust 2003-T10, Commercial Mtg.
   Pass-Through Certificates, Series T10,
   Cl. A1, 4%, 3/13/40                           $       394,668   $       378,149
ChaseFlex Trust 2006-2, Multiclass Mtg.
   Pass-Through Certificates, Series 2006-2,
   Cl. A1B, 2.572%, 9/25/36(2)                         1,089,628         1,069,707
CHL Mortgage Pass-Through Trust 2003-J5, Mtg.
   Pass-Through Certificates, Series 2003-J5,
   Cl. 2A1, 5%, 7/1/18                                 8,215,675         7,756,733
Citigroup/Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49             3,700,000         3,445,347
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49               4,460,000         3,732,958
Credit Suisse Commercial Mortgage Trust,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-C3, Cl. A4, 5.913%, 6/1/39(2)           4,943,000         4,242,684
Deutsche Alt-A Securities Mortgage Loan Trust,
   Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                 927,532           917,126
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                   465,708           457,461
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36             3,179,355         3,110,235
GE Capital Commercial Mortgage Corp.,
   Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                  347,408           340,626
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                1,300,000         1,283,411
Greenwich Capital Commercial Funding Corp.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-GG9, Cl. A2, 5.381%, 3/10/39            5,580,000         5,213,148
Greenwich Capital Commercial Mortgage
   2007-GG11, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG11, Cl. A4,
   5.736%, 8/1/17                                      4,520,000         3,847,859
GS Mortgage Securities Corp. II, Commercial
   Mtg. Obligations, Series 2006-GG8, Cl. A4,
   5.56%, 11/1/39                                      6,185,000         5,486,282
JPMorgan Chase Commercial Mortgage Securities
   Corp., Commercial Mtg. Pass-Through
   Certificates:
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49(2)           4,635,000         4,369,588
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51              3,060,000         2,872,165
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49             4,000,000         3,721,340
LB-UBS Commercial Mortgage Trust 2006-C1,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-C1, Cl. A2, 5.084%, 2/11/31             5,830,000         5,635,514
Merrill Lynch/Countrywide Commercial Mortgage
   Trust 2007-9, Commercial Mtg. Pass-Through
   Certificates, Series 2007-9, Cl. A4,
   5.70%, 9/1/17                                      17,040,000        14,472,418
Nomura Asset Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 1998-D6,
   Cl. A1B, 6.59%, 3/15/30                               212,805           212,755
Residential Asset Securitization Trust
   2006-A9CB, Mtg. Pass-Through Certificates,
   Series 2006-A9CB, Cl. A5, 6%, 9/25/36               4,560,275         4,225,751
STARM Mortgage Loan Trust 2007-1, Mtg.
   Pass-Through Certificates, Series 2007-1,
   Cl. 2A1, 5.826%, 2/1/37(2)                         14,439,490        11,291,625


              3 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
NON-AGENCY CONTINUED
COMMERCIAL CONTINUED
Wachovia Bank Commercial Mortgage Trust
   2006-C28, Commercial Mtg. Pass-Through
   Certificates, Series 2006-C28, Cl. A4,
   5.572%, 10/1/48                               $    12,602,000   $    11,059,622
Wachovia Bank Commercial Mortgage Trust
   2006-C29, Commercial Mtg. Pass-Through
   Certificates, Series 2006-C29, Cl. A2,
   5.272%, 11/15/48                                    3,683,000         3,501,725
WaMu Mortgage Pass-Through Certificates
   2006-AR8 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR8, Cl
   1A4, 5.877%, 8/1/46(2)                             10,933,284         9,084,788
                                                                   ---------------
                                                                       122,188,094
MULTIFAMILY--0.9%
Banc of America Mortgage Securities, Inc.,
   Mtg. Pass-Through Certificates, Series
   2003-E, Cl. 2A2, 4.709%, 6/25/33(2)                 2,494,796         2,488,417
Bear Stearns ARM Trust 2006-4, Mtg.
   Pass-Through Certificates, Series 2006-4,
   Cl. 2A1, 5.788%, 10/25/36(2)                        1,868,809         1,356,896
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
   Pass-Through Certificates, Series 2003-46,
   Cl. 1A2, 4.411%, 1/19/34(2)                         4,173,303         4,167,558
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
   Asset-Backed Pass-Through Certificates,
   Series 2006-AR5, Cl. 1A3A,
   5.888%, 7/25/36(2)                                  3,991,396         3,475,195
Wells Fargo Mortgage-Backed Securities
   2006-AR10 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR10, Cl. 2A1,
   5.636%, 7/25/36(2)                                  2,033,047         1,563,222
                                                                   ---------------
                                                                        13,051,288
RESIDENTIAL--6.0%
Banc of America Commercial Mortgage, Inc.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-4, Cl. A4, 5.936%, 7/1/17(2)           17,550,000        15,043,649
CWALT Alternative Loan Trust 2005-J1, Mtg.
   Pass-Through Certificates, Series 2005-J1,
   Cl. 3A1, 6.50%, 8/25/32                             5,134,103         4,501,218
CWALT Alternative Loan Trust 2005-J3,
   Mtg. Pass-Through Certificates, Series
   2005-J3, Cl. 3A1, 6.50%, 9/25/34                    1,661,789         1,466,927
GSR Mortgage Loan Trust 2005-AR7, Mtg.
   Pass-Through Certificates, Series 2005-AR7,
   Cl. 4A1, 5.346%, 11/25/35(2)                       15,056,753        12,689,160
LB-UBS Commercial Mortgage Trust 2007-C7,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-C7, Cl. A3, 5.866%, 9/11/45            17,550,000        15,084,165
Merrill Lynch Mortgage Investors Trust 2006-3,
   Mtg. Pass-Through Certificates, Series
   2006-3, Cl. 2A1, 6.073%, 10/25/36(2)               12,909,577        11,787,132
Morgan Stanley Mortgage Loan Trust 2006-AR,
   Mtg. Pass-Through Certificates, Series
   2006-AR, Cl. 5A3, 5.417%, 6/25/36(2)                1,660,000         1,383,670
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A8, 6%, 9/25/36                                2,179,761         2,168,908
WaMu Mortgage Pass-Through Certificates
   2003-AR9 Trust, Mtg. Pass-Through
   Certificates, Series 2003-AR9, Cl. 2A,
   4.489%, 9/25/33(2)                                  1,561,566         1,509,228


               4 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
NON-AGENCY CONTINUED
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities
   2006-AR10 Trust,
   Mtg. Pass-Through Certificates, Series
   2006-AR10, Cl. 5A6, 5.594%, 7/1/36(2, 4)      $    11,784,094   $     9,522,972
Wells Fargo Mortgage-Backed Securities
   2006-AR13 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR13, Cl
   A2, 5.748%, 9/1/36(2)                              12,831,892        10,949,058
                                                                   ---------------
                                                                        86,106,087
                                                                   ---------------
Total Mortgage-Backed Obligations
   (Cost $584,110,521)                                                 561,235,607
CORPORATE BONDS AND NOTES--16.1%
   America Movil SAB de CV, 4.125% Unsec
   Unsub. Nts., 3/1/09                                 2,520,000         2,517,535
American General Finance Corp.:
5.20% Nts., Series J, 12/15/11                         4,950,000         2,609,091
5.625% Nts., Series J, 8/17/11                         2,695,000         1,328,438
BAE Systems Holdings, Inc., 4.75% Nts.,
   8/15/10(7)                                          8,030,000         8,152,498
Banco Popular North America, Inc., 5.65%
   Sr. Unsec. Nts., 4/15/09                            4,420,000         4,367,459
Banco Santander Central Hispano Issuances
   Ltd., 7.625% Sub. Nts., 11/3/09                     1,190,000         1,201,779
Bank of America Corp., 4.90% Sr. Unsec.
   Nts., 5/1/13                                        7,230,000         6,547,105
Bank United, 8% Unsec. Sub. Nts., Series A,
   3/15/09                                             6,938,000            43,363
British Sky Broadcasting Group plc, 8.20%
   Sr. Unsec. Nts., 7/15/09                            2,250,000         2,314,058
British Telecommunications plc, 8.625% Nts.,
   12/15/10                                            2,360,000         2,468,395
Capmark Financial Group, Inc., 5.875% Sr.
   Unsec. Nts., 5/10/12                                4,920,000         2,454,800
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
   Series B, 9/1/10                                    7,135,000         7,235,889
Centex Corp., 5.80% Sr. Unsec. Nts.,
   9/15/09(3)                                          1,955,000         1,857,250
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11               2,705,000         2,768,040
CIT Group Funding Co. of Canada, 4.65% Sr.
   Unsec. Nts., 7/1/10                                 2,955,000         2,089,590
Citigroup, Inc.:
6% Nts., 2/21/12(4)                                      490,000           453,439
6.50% Sr. Nts., 8/19/13                                9,080,000         8,078,140
Clear Channel Communications, Inc., 6.25%
   Nts., 3/15/11                                       3,870,000         2,515,500
CNA Financial Corp., 6.60% Sr. Unsec. Unsub.
   Nts., 12/15/08                                      7,120,000         7,114,375
Comcast Cable Communications LLC, 6.875%
   Sr. Unsec. Unsub. Nts., 6/15/09                     2,380,000         2,404,086
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                 1,590,000         1,559,586
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09(3)              1,970,000         1,947,838
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                    1,275,000         1,291,354
3.169% Nts., Series E, 3/13/09(2)                      1,775,000         1,768,672
DTE Energy Co., 6.65% Sr. Unsec. Unsub. Nts.,
   Series A, 4/15/09                                   6,750,000         6,806,093
Enterprise Products Operating LP, 4.625%
   Sr. Unsec. Nts., Series B, 10/15/09                 6,985,000         6,837,672
FirstEnergy Corp., 6.45% Unsec. Unsub. Nts.,
   Series B, 11/15/11                                  7,790,000         7,831,910
Fiserv, Inc., 6.125% Sr. Unsec. Unsub.
   Nts., 11/20/12                                      5,825,000         5,653,384


               5 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
CORPORATE BONDS AND NOTES CONTINUED
General Electric Capital Corp., 4.80% Sr.
   Unsec. Nts., 5/1/13                           $     4,270,000   $     3,898,566
Genworth Financial, Inc., 5.231% Sr. Nts.,
   5/16/09                                             9,860,000         8,375,784
Goldman Sachs Group, Inc. (The), 6.875% Bonds,
   1/15/11                                             4,550,000         4,352,557
Home Depot, Inc. (The), 3.75% Sr. Unsec. Nts.,
   9/15/09                                             3,185,000         3,111,430
Hutchison Whampoa Ltd., 5.45% Sr. Unsec.
   Unsub. Nts., 11/24/10(7)                            3,500,000         3,482,528
International Paper Co., 4.25% Sr. Unsec.
   Nts., 1/15/09                                       3,185,000         3,165,559
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                         3,580,000         3,488,785
7.75% Sr. Unsec. Nts., 2/15/12                           470,000           490,504
Kinder Morgan Energy Partners LP, 7.50% Sr.
   Unsec. Nts., 11/1/10                                5,225,000         5,398,893
Kroger Co. (The), 7.25% Sr. Unsec.
   Nts., 6/1/09                                        2,490,000         2,512,569
Lehman Brothers Holdings, Inc.:
3.60% Sr. Unsec. Nts., 3/13/09(8)                      3,530,000           458,900
3.95% Sr. Unsec. Nts., Series G, 11/10/09(8)           4,330,000           562,900
4.25% Nts., Series G, 1/27/10(8)                       5,200,000           676,000
6.625% Nts., 1/18/12(8)                                2,560,000           332,800
Sr. Unsec. Nts., Series H, 10/22/08(8)                 4,330,000           562,900
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09             243,000           235,710
Mack-Cali Realty LP, 7.25% Unsec. Nts.,
   3/15/09                                             7,544,000         7,572,418
Marsh & McLennan Cos., Inc., 7.125% Sr.
   Unsec. Nts., 6/15/09                                1,260,000         1,264,959
Metropolitan Life Global Funding I, 5.125%
   Sr. Sec. Nts., 4/10/13(7)                           6,825,000         6,636,903
Morgan Stanley, 6.60% Nts., 4/1/12                     9,550,000         6,943,881
National Fuel Gas Co., 6% Nts., Series D,
   3/1/09                                              6,620,000         6,632,657
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts.,
   6/15/09                                             2,410,000         2,423,906
Niagara Mohawk Power Corp., 7.75% Sr. Unsec.
   Nts., Series G, 10/1/08                             9,527,000         9,527,000
NiSource Finance Corp., 7.875% Sr. Unsec.
   Nts., 11/15/10                                      6,040,000         6,216,394
Pearson Dollar Finance Two plc, 5.50% Nts.,
   5/6/13(7)                                           2,785,000         2,789,985
PPL Electric Utilities Corp., 6.25% Sr. Sec.
   Bonds 8/15/09                                         290,000           294,379
Rogers Wireless, Inc., 9.625% Sr. Sec.
   Nts., 5/1/11                                          293,000           314,140
Simon Property Group LP, 4.60% Sr. Unsec.
   Unsub. Nts., 6/15/10                                6,470,000         6,363,342
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                           1,200,000         1,196,388
4% Unsec. Unsub. Nts., 1/15/10                         6,150,000         5,974,295
Telefonica Europe BV, 7.75% Unsec. Nts.,
   9/15/10                                               730,000           745,797
TEPPCO Partners LP, 6.125% Nts., 2/1/13                2,280,000         2,316,920
Valero Logistics Operations LP, 6.05% Nts.,
   3/15/13                                             1,140,000         1,104,833
Vornado Realty LP, 4.50% Unsec. Unsub. Nts.,
   8/15/09                                             4,825,000         4,684,877
Westar Energy, Inc., 7.125% Sr. Unsec.
   Nts., 8/1/09                                        5,315,000         5,448,704
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09            8,925,000         9,074,494
                                                                   ---------------
Total Corporate Bonds and Notes
   (Cost $271,805,664)                                                 230,849,996

HYBRID INSTRUMENTS--16.8%
AB Svensk Exportkredit:
Goldman Sachs Commodity Index Excess Return
   Linked Nts., 2.823%, 10/23/09(2, 9)                49,000,000        56,941,871


               6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
HYBRID INSTRUMENTS CONTINUED
Goldman Sachs Commodity Index Excess Return
   Linked Nts., 2.928%, 11/23/09(2, 9)           $    31,000,000   $    31,537,354
Cargill, Inc.:
Goldman Sachs Commodity Index Total
   Return Linked Nts., 2.499%, 4/8/09(9)              60,000,000        41,387,460
Goldman Sachs Commodity Index Total
   Return Linked Nts., 2.831%, 2/9/09(9)              42,500,000        44,757,430
Goldman Sachs Group, Inc. (The), AB Svensk
   Exportkredit Linked Nts., 3.492%, 1/13/09(2)       12,000,000         8,437,200
Morgan Stanley Capital Services, Inc.,
   Goldman Sachs  Commodity Index Total
   Return Linked Nts., 2.388%, 3/10/09(2, 7, 9)       80,000,000        58,950,880
                                                                   ---------------
Total Hybrid Instruments (Cost $274,500,000)                           242,012,195

                                                      SHARES
                                                 ---------------
INVESTMENT COMPANY--8.0%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 3.15%(10, 11) (Cost $114,569,756)          114,569,756       114,569,756
Total Investments, at Value
   (Cost $1,517,503,116)                                   106.8%    1,535,454,973
Liabilities in Excess of Other Assets                       (6.8)      (97,995,081)
                                                 ---------------   ---------------
Net Assets                                                 100.0%  $ 1,437,459,892
                                                 ===============   ===============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $3,856,817, which represents 0.27% of the Fund's net assets. See accompanying Notes.

(4.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $36,952,210. See accompanying Notes.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,383,463 or 0.37% of the Fund's net assets as of September 30, 2008.

(6.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(7.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $80,012,794 or 5.57% of the Fund's net assets as of September 30, 2008.

(8.) Issue is in default. See accompanying Notes.

(9.) Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs
     Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

(10.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES            GROSS           GROSS             SHARES
                                  DECEMBER 31, 2007     ADDITIONS       REDUCTIONS    SEPTEMBER 30, 2008
                                  -----------------   -------------   -------------   ------------------
Oppenheimer Institutional Money
   Market Fund, Cl. E                 24,854,186      1,156,383,595   1,066,668,025       114,569,756

                                      VALUE        INCOME
                                  ------------   ----------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $114,569,756   $2,043,783

(11.) Rate shown is the 7-day yield as of September 30, 2008.


              7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION DESCRIPTION                             SECURITIES      INSTRUMENTS*
---------------------                          ---------------  ---------------
Level 1--Quoted Prices                          $  485,315,255    $ 8,673,406
Level 2--Other Significant Observable Inputs     1,050,139,718     (6,746,265)
Level 3--Significant Unobservable Inputs                    --             --
                                                --------------    -----------
   Total                                        $1,535,454,973    $ 1,927,141
                                                ==============    ===========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                             UNREALIZED
                            BUY/   NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION        SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
-------------------------   ----   ---------   ----------   ------------   --------------
U.S. Long Bonds, 20 yr.     Sell       437      12/19/08    $ 51,204,109    $   665,569
U.S. Treasury Nts., 2 yr.   Sell     1,652      12/31/08     352,598,750     (1,895,926)
U.S. Treasury Nts., 5 yr.   Sell     2,191      12/31/08     245,905,516     (1,075,412)
U.S. Treasury Nts., 10 yr.  Sell     1,420      12/19/08     162,767,500      1,780,363
                                                                            -----------
                                                                            $  (525,406)
                                                                            ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                          BUY/SELL                 RECEIVE                 UPFRONT
SWAP                                                       CREDIT      NOTIONAL     FIXED   TERMINATION    PAYMENT
COUNTERPARTY                         REFERENCE ENTITY    PROTECTION  AMOUNT(000S)   RATE        DATE       RECEIVED     VALUE
--------------------------------  ---------------------  ----------  -----------  --------  -----------  ----------  ------------
Goldman Sachs Capital Markets LP  ABX.HE.AAA.06-2 Index      Sell       $9,030       0.11%     5/25/46   $  998,778  $(2,804,947)
Morgan Stanley Capital Services,
Inc.                              ABX.HE.AAA.06-2 Index      Sell        2,850       0.11      5/25/46      883,352     (885,282)
UBS AG                            ABX.HE.AAA.06-2 Index      Sell        3,150       0.11      5/25/46      984,211     (978,470)
                                                                                                         ----------  -----------
                                                                                                         $2,866,341  $(4,668,699)
                                                                                                         ==========  ===========

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                        NOTIONAL                                                    TERMINATION
SWAP COUNTERPARTY        AMOUNT         PAID BY THE FUND     RECEIVED BY THE FUND      DATE           VALUE
--------------------   ----------    ---------------------   --------------------   -----------    -----------
Goldman Sachs Group,
Inc. (The):
                                                                If credit spreads
                                         If credit spreads      as represented by
                                     as represented by the    the Lehman Brothers
                                      Lehman Brothers U.S.     U.S. CMBS AAA 8.5+
                                       CMBS AAA 8.5+ Index          Index narrow,
                                           widen, pays the    receives the spread
                       $3,010,000           spread change*                change*        2/1/09      $(164,264)


              8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                         If credit spreads      If credit spreads
                                     as represented by the      as represented by
                                           Banc of America    the Banc of America
                                     Securities LLC AAA 10     Securities LLC AAA
                                      yr. CMBS Daily Index      10 yr. CMBS Daily
                                           widen, pays the          Index narrow,
                                       spread change minus    receives the spread
                       45,050,000        660 basis points*                change*       3/31/09     (1,377,233)
                                                                                                   ------------
                                                                                                    (1,541,497)

Morgan Stanley:

                                         If credit spreads      If credit spreads
                                     as represented by the      as represented by
                                      Lehman Brothers U.S.    the Lehman Brothers
                                       CMBS AAA 8.5+ Index     U.S. CMBS AAA 8.5+
                                           widen, pays the          Index narrow,
                                       spread change minus    receives the spread
                        1,920,000         95 basis points*                change*        2/1/09       (103,316)
                                         If credit spreads      If credit spreads
                                     as represented by the      as represented by
                                      Lehman Brothers U.S.    the Lehman Brothers
                                       CMBS AAA 8.5+ Index     U.S. CMBS AAA 8.5+
                                           widen, pays the          Index narrow,
                                       spread change minus    receives the spread
                        1,920,000         95 basis points*                change*        2/1/09       (104,429)
                                         If credit spreads      If credit spreads
                                     as represented by the      as represented by
                                      Lehman Brothers U.S.    the Lehman Brothers
                                       CMBS AAA 8.5+ Index     U.S. CMBS AAA 8.5+
                                           widen, pays the          Index narrow,
                                       spread change minus    receives the spread
                        4,580,000         70 basis points*                change*        2/1/09       (250,259)
                                         If credit spreads      If credit spreads
                                     as represented by the      as represented by
                                      Lehman Brothers U.S.    the Lehman Brothers
                                       CMBS AAA 8.5+ Index     U.S. CMBS AAA 8.5+
                                           widen, pays the          Index narrow,
                                       spread change minus    receives the spread
                        1,440,000         50 basis points*                change*        2/1/09        (78,065)
                                                                                                   -----------
                                                                                                      (536,069)

                                                                                                   -----------
                                                                                                   $(2,077,566)
                                                                                                   ===========

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser and the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


              9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


              10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

There have been no significant changes to the fair valuation methodologies during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $2,593,500, representing 0.18% of the Fund's net assets, were in default.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       --------------------------------
Purchased securities             $105,013,899

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when


              11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual r eports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments


              12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT


              13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,517,521,226
Federal tax cost of other investments     (814,816,809)
                                        --------------
Total federal tax cost                  $  702,704,417
                                        ==============

Gross unrealized appreciation           $  134,425,556
Gross unrealized depreciation             (120,897,139)
                                        --------------
Net unrealized appreciation             $   13,528,417
                                        ==============


              14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
RAF FUND LTD. (WHOLLY-OWNED SUBSIDIARY)               AMOUNT            VALUE
----------------------------------------------   ---------------   ---------------
ASSET-BACKED SECURITIES--0.5%
Lehman XS Trust, Mtg. Pass-Through
   Certificates, Series 2005-2, Cl. 2A1B,
   5.18%, 8/25/35(1)                             $       319,700   $       318,055
Mastr Asset-Backed Securities Trust 2006-WMC3,
   Mtg. Pass-Through Certificates, Series
   2006-WMC3, Cl. A3, 3.307%, 8/25/36(1)                 800,000           441,943
NC Finance Trust, CMO Pass-Through
   Certificates, Series 1999-I, Cl. ECFD,
   6.368%, 1/25/29(1, 2)                                 239,840            30,580
Option One Mortgage Loan Trust, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 3.307%,
   7/1/36(1)                                             995,542           940,772
Specialty Underwriting & Residential Finance
   Trust, Home Equity Asset-Backed
   Obligations, Series 2005-BC3, Cl. A2B,
   3.457%, 6/25/36(1)                                    122,062           121,571
                                                                   ---------------
Total Asset-Backed Securities
   (Cost $2,294,587)                                                     1,852,921

MORTGAGE-BACKED OBLIGATIONS--87.0%

GOVERNMENT AGENCY--44.9%

FHLMC/FNMA/SPONSORED--44.9%
Federal Home Loan Mortgage Corp.:
4.50%, 9/15/18-10/15/18                                  630,091           620,764
6%, 7/15/17                                              577,732           588,499
6.50%, 8/15/32                                           311,764           322,512
8%, 4/1/16                                                33,657            35,962
9%, 8/1/22                                                 5,354             5,883
Federal Home Loan Mortgage Corp., Gtd. Real
   Estate Mtg. Investment Conduit Multiclass
   Pass-Through Certificates:
Series 2080, Cl. C, 6.50%, 8/15/28(3)                    513,083           531,277
Series 2080, Cl. Z, 6.50%, 8/15/28(3)                    381,067           394,575
Series 2116, Cl. ZA, 6%, 1/15/29                       3,010,337         3,086,456
Series 2191, Cl. TZ, 7%, 10/15/29(3)                   1,290,896         1,342,914
Series 2341, Cl. FP, 3.388%, 7/15/31(1)                  251,714           247,008
Series 2427, Cl. ZM, 6.50%, 3/15/32(3)                 1,180,651         1,217,901
Series 2436, Cl. MC, 7%, 4/15/32                         682,613           712,018
Series 2461, Cl. PZ, 6.50%, 6/15/32(3)                 1,190,629         1,244,184
Series 2754, Cl. PE, 5%, 2/15/34                       2,179,000         2,031,493
Series 2844, Cl. PE, 5%, 8/15/34                       4,926,000         4,596,381
Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-Backed
   Security, Series 177, Cl. IO, 7.898%,
   7/1/26(4)                                             280,066            62,148
Federal National Mortgage Assn.:                       1,081,162         1,062,222
4.50%, 5/25/19(3)
4.50%, 10/1/21(5)                                      2,750,000         2,680,392
5%, 12/1/33(3)                                            32,066            31,351
5%, 10/1/21(5)                                         8,200,000         8,142,346
5.50%, 10/1/23-10/1/38(5)                             52,585,000        52,493,041
6%, 6/25/30                                              564,717           576,331
6%, 10/1/23-10/1/36(5)                                36,408,000        36,900,988
6.50%, 10/20/23-10/1/38(5)                            38,029,000        39,044,252
7%, 10/1/38(5)                                         2,105,000         2,199,725
8.50%, 7/1/32                                              5,551             6,120


              15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Gtd. Real
   Estate Mtg. Investment Conduit Pass-Through
   Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23(3)       $     1,031,895   $     1,072,258
Trust 2002-9, Cl. PC, 6%, 3/25/17(3)                   1,964,807         2,027,734
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                       89,291            95,160
Federal National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 34.36%, 8/25/32(4)                638,748            68,758
Trust 2002-77, Cl. BS, 29.388%, 12/18/32(4)              380,971            42,828
Trust 2002-77, Cl. JS, 29.068%, 12/18/32(4)              654,396            73,617
Trust 2002-77, Cl. SA, 29.514%, 12/18/32(4)              606,776            66,635
Trust 2002-90, Cl. SN, 34.358%, 8/25/32(4)               328,500            36,392
Trust 2005-83, Cl. SL, 67.784%, 10/25/35(4)           12,398,379         1,005,965
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(4)            3,409,641           221,788
Trust 294, Cl. 2, 10.627%, 2/1/28(3, 4)                  225,284            56,705
Trust 321, Cl. 2, 8.605%, 4/1/32(3, 4)                 1,028,836           240,323
Trust 338, Cl. 2, 2.812%, 7/1/33(4)                    1,128,557           248,097
Trust 344, Cl. 2, 9.352%, 12/1/33(4)                   4,563,199         1,011,300
                                                                   ---------------
                                                                       166,444,303

GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%,
   12/15/17                                                6,630             7,265
NON-AGENCY--42.1%
COMMERCIAL--22.1%
Banc of America Commercial Mortgage, Inc.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2008-1, Cl. A4, 6.346%, 12/1/17(1, 3)       14,790,000        13,036,573
Banc of America Funding Corp., Mtg
   Pass-Through Certificates, Series 2004-2,
   Cl. 2A1, 6.50%, 7/20/32                               589,769           590,446
Bear Stearns ARM Trust 2005-12, Mtg
   Pass-Through Certificates, Series 2005-12,
   Cl. 12A1, 5.348%, 2/1/36(1)                         1,906,560         1,551,687
Bear Stearns Commercial Mortgage Securities
   Trust 2003-T10, Commercial Mtg.
   Pass-Through Certificates, Series T10, Cl.
   A1, 4%, 3/13/40                                       231,612           221,919
CHL Mortgage Pass-Through Trust 2003-J5, Mtg
   Pass-Through Certificates, Series 2003-J5,
   Cl. 2A1, 5%, 7/1/18                                 2,851,114         2,691,846
Citigroup Commercial Mortgage Trust 2006-C4,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-C4, Cl. A3, 5.915%, 3/1/49(1, 3)        5,775,000         5,236,619
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
   Mtg.-Backed Pass-Through Certificates,
   Series 2006-AR1, Cl. 1A1, 4.90%,
   10/25/35(1, 3)                                      4,535,323         4,149,328
CWALT Alternative Loan Trust 2006-HY13, Mtg
   Pass-Through Certificates, Series
   2006-HY13, Cl. 3A1, 5.975%, 1/1/47(1)              15,844,888        13,280,497
Deutsche Alt-A Securities Mortgage Loan Trust,
   Mtg Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                 533,473           527,488
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                   265,613           260,909


              16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
COMMERCIAL CONTINUED
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36(3)    $     1,092,535   $     1,068,783
GE Capital Commercial Mortgage Corp.,
   Commercial Mtg Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                  204,058           200,074
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                  750,000           740,430
JPMorgan Chase Commercial Mortgage Securities
   Corp., Commercial Mtg. Pass-Through
   Certificates, Series 2007-LDPX, Cl. A2S,
   5.305%, 1/15/49                                     1,280,000         1,190,829
LB-UBS Commercial Mortgage Trust 2006-C1,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-C1, Cl. A2, 5.084%, 2/11/31             1,890,000         1,826,950
Nomura Asset Securities Corp., Commercial Mtg
   Pass-Through Certificates, Series 1998-D6,
   Cl. A1B, 6.59%, 3/15/30                                69,121            69,105
Residential Asset Securitization Trust
   2006-A9CB, Mtg. Pass-Through Certificates,
   Series 2006-A9CB, Cl. A5, 6%, 9/25/36               2,629,399         2,436,516
STARM Mortgage Loan Trust 2007-1, Mtg
   Pass-Through Certificates, Series 2007-1,
   Cl. 2A1, 5.826%, 2/1/37(1, 3)                       5,182,589         4,052,764
STARM Mortgage Loan Trust 2007-3, Mtg
   Pass-Through Certificates, Series 2007-3,
   Cl. 1A1, 5.659%, 6/1/37(1, 2)                      14,149,648        11,673,460
Wachovia Bank Commercial Mortgage Trust
   2006-C29, Commercial Mtg. Pass-Through
   Certificates, Series 2006-C29, Cl. A2,
   5.272%, 11/15/48                                      391,000           371,755
Wachovia Mortgage Loan Trust LLC, Mtg
   Pass-Through Certificates, Series 2007-A,
   Cl. 1A1, 5.982%, 3/1/37(1, 3)                       2,538,855         2,429,350
WaMu Mortgage Pass-Through Certificates
   2006-AR8 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR8, Cl. 1A4,
   5.877%, 8/1/46(1, 3)                                3,858,429         3,206,082
WaMu Mortgage Pass-Through Certificates
   2007-HY4 Trust, Mtg. Pass-Through
   Certificates, Series 2007-HY4, Cl. 5A1,
   5.584%, 11/1/36(1, 3)                               3,967,103         3,108,355
WaMu Mortgage Pass-Through Certificates
   2007-HY5 Trust, Mtg. Pass-Through
   Certificates, Series 2007-HY5, Cl. 2A3,
   5.658%, 5/1/37(1, 3)                                4,216,244         3,513,543
Wells Fargo Mortgage-Backed Securities
   2004-EE Trust, Mtg. Pass-Through
   Certificates, Series 2004-EE, Cl. 3A2,
   4.261%, 12/1/34(1, 3)                               4,038,662         3,744,242
Wells Fargo Mortgage-Backed Securities
   2004-U Trust, Mtg. Pass-Through
   Certificates, Series 2004-U, Cl. A1,
   5.673%, 10/1/34(1)                                    720,221           700,823
                                                                   ---------------
                                                                        81,880,373
MANUFACTURED HOUSING--1.5%
Wells Fargo Mortgage-Backed Securities
   2006-AR12 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR12, Cl. 2A1,
   6.10%, 9/25/36(1, 3)                                6,775,483         5,664,807

MULTIFAMILY--2.7%
Banc of America Mortgage Securities, Inc.,
   Mtg. Pass-Through Certificates, Series
   2003-E, Cl. 2A2, 4.709%, 6/25/33(1)                 1,259,960         1,256,738
CHL Mortgage Pass-Through Trust 2003-46, Mtg
   Pass-Through Certificates, Series 2003-46,
   Cl. 1A2, 4.411%, 1/19/34(1)                         2,146,866         2,143,910


              17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
MULTIFAMILY CONTINUED
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg
   Pass-Through Certificates, Series 2007-HY1,
   Cl. 1A1, 5.696%, 4/25/37(1)                   $     5,393,291   $     4,155,554
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
   Asset-Backed Pass-Through Certificates,
   Series 2006-AR5, Cl. 1A3A, 5.888%,
   7/25/36(1)                                          1,933,113         1,683,106
Wells Fargo Mortgage-Backed Securities
   2006-AR10 Trust,  Mtg. Pass-Through
   Certificates, Series 2006-AR10, Cl. 2A1,
   5.636%, 7/25/36(1, 3)                               1,063,440           817,686
                                                                   ---------------
                                                                        10,056,994
RESIDENTIAL--15.8%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg
   Pass-Through Certificates, Series 2007-HY4,
   Cl. 1A1, 6.092%, 9/1/47(1)                         19,260,249        14,968,465
COMM 2007-C9 Mortgage Trust, Commercial Mtg
   Pass-Through Certificates, Series 2007-C9,
   Cl. A4, 6.01%, 7/1/17(1, 3)                        10,543,000         9,098,410
CWALT Alternative Loan Trust 2005-J1, Mtg
   Pass-Through Certificates, Series 2005-J1,
   Cl. 3A1, 6.50%, 8/25/32                             2,919,392         2,559,516
CWALT Alternative Loan Trust 2005-J3, Mtg
   Pass-Through Certificates, Series 2005-J3,
   Cl. 3A1, 6.50%, 9/25/34                               221,752           195,749
CWALT Alternative Loan Trust 2006-41CB, Mtg
   Pass-Through Certificates, Series
   2006-41CB, Cl. 1A10, 6%, 1/1/37                     1,979,193         1,664,150
GSR Mortgage Loan Trust 2005-AR7, Mtg
   Pass-Through Certificates, Series 2005-AR7,
   Cl. 4A1, 5.346%, 11/25/35(1, 3)                     5,086,157         4,286,386
Morgan Stanley Mortgage Loan Trust 2006-AR,
   Mtg. Pass-Through Certificates, Series
   2006-AR, Cl. 5A3, 5.417%, 6/25/36(1)                  870,000           725,177
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series
   2004-QS10, Cl. A3, 3.707%, 7/25/34(1, 3)            7,958,117         7,152,069
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series
   2006-QS13, Cl. 1A8, 6%, 9/25/36                       744,009           740,304
WaMu Mortgage Pass-Through Certificates
   2003-AR9 Trust, Mtg. Pass-Through
   Certificates, Series 2003-AR9, Cl. 2A,
   4.489%, 9/25/33(1)                                    787,742           761,340
WaMu Mortgage Pass-Through Certificates
   2007-HY2 Trust, Mtg. Pass-Through
   Certificates, Series 2007-HY2, Cl. 2A1,
   6.612%, 11/1/36(1, 3)                               6,891,398         5,973,398
Wells Fargo Mortgage-Backed Securities 2004-EE
   Trust, Mtg. Pass-Through Certificates,
   Series 2004-EE, Cl. 3A1, 4.261%, 12/1/34(1)         1,682,383         1,559,737
Wells Fargo Mortgage-Backed Securities 2004-R
   Trust, Mtg. Pass-Through Certificates,
   Series 2004-R, Cl. 2A1, 4.369%, 9/1/34(1)           2,098,719         1,771,858
Wells Fargo Mortgage-Backed Securities
   2006-AR10 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR10, Cl. 5A6,
   5.594%, 7/1/36(1, 3)                                4,067,764         3,287,245
Wells Fargo Mortgage-Backed Securities
   2006-AR13 Trust, Mtg. Pass-Through
   Certificates, Series 2006-AR13, Cl. A2,
   5.748%, 9/1/36(1, 3)                                4,426,355         3,776,872
                                                                   ---------------
                                                                        58,520,676
                                                                   ---------------
Total Mortgage-Backed Obligations
   (Cost $340,779,531)                                                 322,574,418


              18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
CORPORATE BONDS AND NOTES--34.0%
CONSUMER DISCRETIONARY--3.3%
AUTOMOBILES--0.4%
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                              $       830,000   $       840,646
3.169% Nts., Series E, 3/13/09(1)                        580,000           577,932
                                                                   ---------------
                                                                         1,418,578
HOUSEHOLD DURABLES--1.1%
Centex Corp., 5.80% Sr. Unsec. Nts.,
   9/15/09(2)                                          1,105,000         1,049,750
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09(2)                905,000           894,819
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09              80,000            77,600
Whirlpool Corp., 8.60% Sr. Unsec. Unsub. Nts.,
   5/1/10                                              2,085,000         2,203,451
                                                                   ---------------
                                                                         4,225,620
MEDIA--1.8%
British Sky Broadcasting Group plc, 8.20% Sr.
   Unsec. Nts., 7/15/09                                  260,000           267,402
Clear Channel Communications, Inc., 6.25%
   Nts., 3/15/11                                       2,230,000         1,449,500
News America Holdings, Inc., 7.375% Sr. Unsec.
   Debs., 10/17/08                                     2,440,000         2,441,937
Pearson Dollar Finance Two plc, 5.50% Nts.,
   5/6/13(6)                                           2,335,000         2,339,180
                                                                   ---------------
                                                                         6,498,019
ENERGY--2.5%

OIL, GAS & CONSUMABLE FUELS--2.5%
Duke Energy Field Services LLC, 7.875% Unsec.
   Nts., 8/16/10                                       2,735,000         2,802,445
Enterprise Products Operating LP, 4.625% Sr.
   Unsec. Nts., Series B, 10/15/09                     2,730,000         2,672,419
Kaneb Pipe Line Operating Partnership LP:              1,080,000         1,052,483
5.875% Sr. Unsec. Nts., 6/1/13
7.75% Sr. Unsec. Nts., 2/15/12                           180,000           187,853
Kinder Morgan Energy Partners LP, 7.50%
   Sr. Unsec. Nts., 11/1/10                            1,475,000         1,524,089
TEPPCO Partners LP, 6.125% Nts., 2/1/13                  755,000           767,226
Valero Logistics Operations LP, 6.05% Nts.,
   3/15/13                                               435,000           421,581
                                                                   ---------------
                                                                         9,428,096
FINANCIALS--14.8%

CAPITAL MARKETS--3.4%
Deutsche Bank Capital Funding Trust I, 7.872%
   Jr. Sub. Perpetual Bonds(6,7)                       4,080,000         3,991,015
Goldman Sachs Group, Inc. (The), 6.875% Bonds,
   1/15/11                                             1,550,000         1,482,739
Lehman Brothers Holdings, Inc., 6.625% Nts.,
   1/18/12(8)                                          2,720,000           353,600
Merrill Lynch & Co., 4.831% Nts., Series C,
   10/27/08                                            1,340,000         1,336,614
Merrill Lynch & Co., Inc., 4.79% Sr. Unsec.
   Nts., Series C, 8/4/10                              3,665,000         3,467,970
Morgan Stanley, 6.60% Nts., 4/1/12                     2,590,000         1,883,210
                                                                   ---------------
                                                                        12,515,148
COMMERCIAL BANKS--5.1%
Banco Popular North America, Inc., 5.65%
   Sr. Unsec. Nts., 4/15/09                            4,300,000         4,248,886
Charter One Bank NA, 5.50% Sr. Nts.,
   4/26/11(3)                                          2,695,000         2,776,265
First Union National Bank, 7.80% Sub. Nts.,
   8/18/10(3)                                          4,005,000         3,337,451


              19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
COMMERCIAL BANKS CONTINUED
Household Finance Corp., 8% Sr. Unsec. Nts.,
   7/15/10                                       $       660,000   $       673,886
HSBC Finance Corp., 4.625% Sr. Nts.,
   9/15/10(3)                                          2,680,000         2,565,752
KeyCorp, 6.50% Sr. Unsec. Nts., Series H,
   5/14/13                                             2,555,000         1,840,941
National Australia Bank, 8.60% Unsec. Sub.
   Nts., Series A, 5/19/10                             3,460,000         3,624,630
                                                                   ---------------
                                                                        19,067,811
CONSUMER FINANCE--0.9%
SLM Corp., 4% Nts., 1/15/09                            4,025,000         3,300,460

DIVERSIFIED FINANCIAL SERVICES--1.1%
Capmark Financial Group, Inc., 5.875%
   Sr. Unsec. Nts., 5/10/12                            2,185,000         1,090,190
CIT Group Funding Co. of Canada, 4.65%
   Sr. Unsec. Nts., 7/1/10                             1,875,000         1,325,882
Citigroup, Inc., 6% Nts., 2/21/12(3)                   2,000,000         1,850,770
                                                                   ---------------
                                                                         4,266,842
INSURANCE--3.3%
American General Finance Corp.:
5.20% Nts., Series J, 12/15/11                         1,650,000           869,697
5.625% Nts., Series J, 8/17/11                         1,015,000           500,321

CNA Financial Corp., 6.60% Sr. Unsec. Unsub.
   Nts., 12/15/08                                        525,000           524,585
GE Global Insurance Holding Corp., 7.50% Unsec.
   Nts., 6/15/10                                       2,915,000         2,919,871
Genworth Financial, Inc., 5.231% Sr. Nts.,
   5/16/09                                             1,880,000         1,597,005
Marsh & McLennan Cos., Inc., 7.125% Sr. Unsec.
   Nts., 6/15/09                                         480,000           481,889
Monumental Global Funding II:                          1,275,000         1,257,246
3.90% Nts., 6/15/09(3,6)
4.375% Nts., 7/30/09(3,6)                              1,145,000         1,130,470
St. Paul Cos., Inc. (The), 8.125% Sr. Unsec.
   Nts., 4/15/10                                       2,860,000         2,973,213
                                                                   ---------------
                                                                        12,254,297
REAL ESTATE INVESTMENT TRUSTS--1.0%
Liberty Property LP, 6.375% Sr. Unsec. Unsub.
   Nts., 8/15/12                                         805,000           796,760
Mack-Cali Realty LP, 5.05% Sr. Unsec. Nts.,
   4/15/10                                             2,900,000         2,896,511
                                                                   ---------------
                                                                         3,693,271
HEALTH CARE--1.4%

HEALTH CARE PROVIDERS & SERVICES--1.4%
Aetna, Inc., 7.875% Sr. Unsec. Nts., 3/1/11            1,200,000         1,275,313
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11               3,740,000         3,827,161
                                                                   ---------------
                                                                         5,102,474
INDUSTRIALS--2.5%

AEROSPACE & DEFENSE--0.9%
BAE Systems Holdings, Inc., 4.75% Nts.,
   8/15/10(6)                                          3,480,000         3,533,087

COMMERCIAL SERVICES & SUPPLIES--0.5%
R.R. Donnelley & Sons Co., 4.95% Sr. Unsec.
   Nts., 5/15/10                                       1,725,000         1,703,689

ROAD & RAIL--0.8%
CSX Corp., 4.875% Sr. Unsec. Nts., 11/1/09             2,910,000         2,865,212

TRADING COMPANIES & DISTRIBUTORS--0.3%
GATX Financial Corp., 6% Nts., 11/19/08                1,045,000         1,047,113

INFORMATION TECHNOLOGY--1.5%

COMMUNICATIONS EQUIPMENT--0.8%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11            2,760,000         2,777,995


              20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ---------------   ---------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts.,
   6/15/09                                       $     1,590,000   $     1,599,174

IT SERVICES--0.3%
Convergys Corp., 4.875% Sr. Unsec. Nts.,
   12/15/09                                            1,045,000         1,044,760

MATERIALS--1.4%

METALS & MINING--0.7%
Alcoa, Inc., 7.375% Sr. Unsec. Unsub. Nts.,
   8/1/10                                              2,325,000         2,412,734

PAPER & FOREST PRODUCTS--0.7%
International Paper Co., 4.25% Sr. Unsec.
   Nts., 1/15/09                                       2,785,000         2,768,000

TELECOMMUNICATION SERVICES--1.5%

DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
British Telecommunications plc, 8.625% Nts.,
   12/15/10                                            1,315,000         1,375,398
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                           1,445,000         1,440,651
4% Unsec. Unsub. Nts., 1/15/10                         1,890,000         1,836,003
                                                                   ---------------
                                                                         4,652,052
WIRELESS TELECOMMUNICATION SERVICES--0.2%
America Movil SAB de CV, 4.125% Unsec. Unsub.
   Nts., 3/1/09                                          860,000           859,159

UTILITIES--5.1%

ELECTRIC UTILITIES--1.8%
Appalachian Power Co., 4.40% Sr. Unsec. Bonds,
   Series J, 6/1/10                                    1,950,000         1,930,013
FirstEnergy Corp., 6.45% Unsec. Unsub. Nts.,
   Series B, 11/15/11                                  3,370,000         3,388,131
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
   8/1/09                                              1,350,000         1,383,961
                                                                   ---------------
                                                                         6,702,105
MULTI-UTILITIES--3.3%
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
   Series B, 9/1/10                                    2,660,000         2,697,612
Dominion Resources, Inc., 5.125% Sr. Unsec.
   Unsub. Nts., Series D, 12/15/09                     1,950,000         1,967,433
DTE Energy Co., 6.65% Sr. Unsec. Unsub. Nts.,
   Series A, 4/15/09                                   2,350,000         2,369,529
Niagara Mohawk Power Corp., 7.75% Sr. Unsec.
   Nts., Series G, 10/1/08                               600,000           600,000
NiSource Finance Corp., 7.875% Sr. Unsec.
   Nts., 11/15/10                                      2,570,000         2,645,055
Public Service Co. of Colorado, 4.375%
   Sr. Sec. Mtg. Bonds, Series 14, 10/1/08             1,955,000         1,955,000
                                                                   ---------------
                                                                        12,234,629
                                                                   ---------------
Total Corporate Bonds and Notes
   (Cost $136,650,638)                                                 125,970,325
TOTAL INVESTMENTS, AT VALUE
   (COST $479,724,756)                                     121.5%      450,397,664
LIABILITIES IN EXCESS OF OTHER ASSETS                      (21.5)      (79,652,165)
                                                 ---------------   ---------------
NET ASSETS                                                 100.0%  $   370,745,499
                                                 ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $13,648,609, which represents 3.68% of the Fund's net assets. See accompanying Notes.

(3.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $102,624,640. See accompanying Notes.

(4.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,134,556 or 0.85% of the Fund's net assets as of September 30, 2008.

(5.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.


              21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

(6.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,250,998 or 3.30% of the Fund's net assets as of September 30, 2008.

(7.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(8.) Issue is in default. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

          1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

          2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

          3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --   $    19,426,428
Level 2--Other Significant Observable Inputs      450,397,664                --
Level 3--Significant Unobservable Inputs                   --                --
                                               --------------   ---------------
      Total                                    $  450,397,664   $    19,426,428
                                               ==============   ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                             UNREALIZED     PERCENTAGE
                                  NUMBER OF   EXPIRATION    APPRECIATION      OF FUND
CONTRACT DESCRIPTION   BUY/SELL   CONTRACTS      DATES     (DEPRECIATION)   NET ASSETS
--------------------   --------   ---------   ----------   --------------   ----------
Agriculture               Buy                              $  (12,170,452)       (3.28)%
Crude Oil                 Buy         3,534     10/20/08
                                                -8/19/09      (15,595,672)       (4.21)
Energy                    Buy                                  (6,709,580)       (1.81)
Energy                   Sell                                     186,787         0.05
Industrial Metals         Buy                                    (268,025)       (0.07)
Industrial Metals        Sell                                     286,823         0.08
Livestock                 Buy                                  (1,202,062)       (0.32)
Livestock                Sell                                     968,329         0.26
Precious Metals           Buy                                  (1,289,780)       (0.35)
Softs                     Buy                                    (179,020)       (0.05)
Softs                    Sell                                     368,636         0.10
                                                           --------------   ----------
                                                           $  (35,604,016)       (9.60)%
                                                           ==============   ==========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


              22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.


              23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $142,247,515

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $353,600, representing 0.10% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices


              24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

(financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended September 30, 2008 was as follows:


              25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2008 / UNAUDITED

                               CALL OPTIONS              PUT OPTIONS
                         -----------------------   ----------------------
                         NUMBER OF    AMOUNT OF    NUMBER OF    AMOUNT OF
                         CONTRACTS     PREMIUMS    CONTRACTS    PREMIUMS
                         ---------   -----------   ---------   ----------
Options outstanding as of
   December 31, 2007            39   $    27,788          --   $       --
Options written              1,441     1,549,429       2,732    1,010,714
Options closed or expired   (1,394)   (1,505,784)     (2,264)    (472,187)
Options exercised              (86)      (71,433)       (468)    (538,527)
                            ------   -----------      ------   ----------
Options outstanding as of
   September 30, 2008           --   $        --          --   $       --
                            ======   ===========      ======   ==========

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


              26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008